Consolidated Statement of Changes in Unitholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Predecessor	Predecessors' Capital	General Partner	General Partner Predecessor	Limited Partners Predecessor	Limited Partners Public Common	Limited Partners Affiliated Common	Limited Partners Affiliated Subordinated	Class B Limited Partner Predecessor
Balance at Dec. 31, 2009		$ 405,646			$ 3,536	$ 274,194				$ 127,916
Increase (Decrease) in Partners' Capital
Capital contributions		128,967			1,054	79,064				48,849
Distributions		(120,896)			(1,057)	(79,249)				(40,590)
Capital contributions returned		(9,318)			(123)	(9,195)
Net income		22,334			42	3,294				18,998
Balance at Dec. 31, 2010		426,733			3,452	268,108				155,173
Increase (Decrease) in Partners' Capital
Net income		(6,210)
Balance at Mar. 31, 2011
Balance at Dec. 31, 2010		426,733			3,452	268,108				155,173
Increase (Decrease) in Partners' Capital
Capital contributions		5,353			70	5,283
Distributions		(43,353)			(471)	(35,295)				(7,587)
Net income		35,704			487	27,630				7,587
Balance at Nov. 15, 2011		424,437			3,538	265,726				155,173
Balance at Sep. 30, 2011
Increase (Decrease) in Partners' Capital
Net income		(7,481)
Balance at Nov. 15, 2011	505,383	424,437	505,383
Increase (Decrease) in Partners' Capital
Book value of net assets contributed by the predecessor (Note 1)			(386,361)					165,899	220,462
Initial public offering (Note 1)	188,451						188,451
Transaction costs	(4,716)						(4,716)
Contribution from general partner	426			426
Contribution from predecessor	(3,350)		(3,350)
Amortization of equity awards	31						31
Distribution to Fund I (Note 1)	(311,200)							(133,626)	(177,574)
Distributions	0
Net income	15,125		2,975	12			5,771	2,734	3,633
Balance at Dec. 31, 2011	390,150		118,647	438			189,537	35,007	46,521
Increase (Decrease) in Partners' Capital
Book value of net assets contributed by the predecessor (Note 1)	(59,322)		(59,322)
Contribution from predecessor	(9,890)		(5,174)	(5)			(2,241)	(1,061)	(1,409)
Amortization of equity awards	313						313
Distributions	(37,262)			(37)			(17,689)	(8,382)	(11,154)
Net income	6,787		6,790				(1)	(1)	(1)
Balance at Dec. 31, 2012	$ 290,776		$ 60,941	$ 396			$ 169,919	$ 25,563	$ 33,957